Pro-forma statement of operations (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Business Combinations [Abstract]
NET SALES	$ 740,907	$ 4,540,255
COST OF SALES	566,925	4,275,990
GROSS MARGIN	173,982	264,265
Total Selling, General and Administrative Expenses	6,907,605	291,265
LOSS FROM OPERATIONS	(6,733,623)	(27,000)
Interest expense	(75,459)
Total Other Income (Expenses)	(75,459)
LOSS BEFORE INCOME TAXES	(6,809,082)	(27,000)
INCOME TAX EXPENSE
NET LOSS	$ (6,809,082)	$ (27,000)
BASIC AND DILUTED:
Net loss per common share	$ (0.68)	$ (0.05)
Weighted average shares outstanding	9,983,335	512,167